PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY) - Summary of cash flows (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Operating activities:
Net income	$ 14	$ 272	$ 1,645	$ 460	$ 84	$ 404	$ 897	$ 1,171	$ (94)	$ 286	$ 488	$ 2,593	$ 112
Net cash (used in) provided by operating activities										633	(1,111)	2,046	4,081
Investing activities:
Net cash provided by investing activities										(38,682)	6,888	35,626	13,155
FINANCING ACTIVITIES:
Payment to repurchase common stock													49
Net cash used in financing activities										(9,612)	2,285	(10,228)	(29,931)
Net decrease in cash and cash equivalents										(47,661)	8,062	27,444	(12,695)
CASH AND CASH EQUIVALENTS - Beginning of year		81,273		61,891		53,829			66,524	81,273	53,829	53,829	66,524
CASH AND CASH EQUIVALENTS - End of year	33,612		81,273		61,891		53,829			33,612	61,891	81,273	53,829
PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA
Operating activities:
Net income										286	488	2,593	112
(Increase) decrease in assets										(95)	(124)	(155)	31
Equity in the undistributed earnings (loss) of the Bank										(432)	(679)	(2,863)	642
Net cash (used in) provided by operating activities										(241)	(315)	(425)	785
Investing activities:
Repayments received on ESOP loan										92	88	179	168
Net cash provided by investing activities										92	88	179	168
FINANCING ACTIVITIES:
Cash dividends paid													(1,466)
Payment to repurchase common stock													(49)
Net cash used in financing activities													(1,515)
Net decrease in cash and cash equivalents										(149)	(227)	(246)	(562)
CASH AND CASH EQUIVALENTS - Beginning of year		254				500			1,062	254	500	500	1,062
CASH AND CASH EQUIVALENTS - End of year	$ 105		$ 254		$ 273		$ 500			$ 105	$ 273	$ 254	$ 500